GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 290,187	$ 290,187